Financial Liabilities at Amortised Cost	12 Months Ended
Dec. 31, 2022
Financial Assets at Amortised Cost [Abstract]
FINANCIAL LIABILITIES AT AMORTISED COST

NOTE 17 - FINANCIAL LIABILITIES AT AMORTISED COST

	As of December 31,
	2022	2021
	MCh$	MCh$
Deposits and other demand liabilities
Checking accounts	11,711,969	14,385,633
Demand accounts	630,807	1,155,891
Other demand deposits	379,331	607,718
Obligation related to payments cards provision	6,758	9,624
Other demand liabilities	1,357,361	1,742,072
Subtotal	14,086,226	17,900,938
Time deposits and other time liabilities
Time deposits	12,779,206	9,926,507
Time savings account	191,257	195,570
Other time liabilities	8,327	8,978
Subtotal	12,978,790	10,131,055
Obligations under repurchase agreements
Operation with foreign banks	103,425	-
Operation with other Chilean entities	211,930	86,634
Subtotal	315,355	86,634
Interbank borrowings
Loans from chilean financial institutions	41,317	1,226
Loans from foreign financial institutions	3,239,358	3,213,918
Loans from Chilean Central Bank	5,584,090	5,611,439
Subtotal	8,864,765	8,826,583
Issue debt instruments
Mortgage finance bonds	3,798	7,479
Senior bonds	7,080,472	6,846,834
Mortgage bond	81,623	81,110
Subtotal	7,165,893	6,935,423
Other financial liabilities
Other domestic obligations	292,417	182,737
Foreign obligations	578	170
Subtotal	292,995	182,907

Total	43,704,024	44,063,540

a.	Obligations under from repurchase agreements

The Bank raises funds by selling financial instruments and committing itself to buy them back at future dates, plus interest at a predetermined rate. As of December 31, 2022 and 2021, obligations related to instruments sold under repurchase agreements are as follows:

	As of December 31,
	2022				2021
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Treasury bonds and notes	186,891	109	-	186,800	76,725	-	-	76,725
Other Chilean government financial instruments	-	-	-	-	9,829	-	-	9,829
Subtotal	186,891	109	-	186,800	86,554	-	-	86,554
Other Chilean debt financial securities
Chilean Bank debt financial instruments	84	-	-	84	80	-	-	80
Subtotal	84	-	-	84	80	-	-	80
Foreign financial debt securities
Other foreign debt financial instruments	128,471	-	-	128,471	-	-	-	-
Subtotal	128,471	-	-	128,471	-	-	-	-

Total	315,446	109	-	315,355	86,634	-	-	86,634

b.	Interbank borrowings

As of December 31, 2022 and 2021 the Interbank borrowings are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Loans from Chilean Central Bank	5,584,090	5,611,439
Loans from chilean financial institutions	41,317	1,226
Loans from foreign financial institutions
Bank of America	2,313,121	411,775
The Bank of Nova Scotia	199,224	203,466
The Bank of New York Mellon	169,583	106,485
Standard Chartered Bank	110,224	51,616
State Bank Of India	100,653	60,901
Barclays Bank Plc London	84,978	86,616
Banco Santander Hong Kong	58,326	5,315
Zurcher Kantonalbank	42,650	-
Sumitomo Mitsui Banking Corporation	42,524	389,676
Wells Fargo Bank NA	42,479	363,854
Commerzbank Ag	25,349	69,323
Banco Santander Singapur	19,633	17,737
Wachovia Bank NA	11,410	33,926
Banco Santander Brasil	7,359	2,415
Bank of China	2,540	6,051
Hong Kong and Shanghai Banking	2,521	1,500
Bank of Tokio Mitsubishi	1,164	552
China Merchants Bank	1,146	-
Industrial Bank Of Korea	901	169
Shanghai Pudong Development Bank	394	-
Bank Of Taiwan , Taipei	386	-
Kbc Bank Nv	243	-
Banca Nazionale Del Lavoro	233	193
Korea Exchange Bank	230	1,545
Unicredit	219	222
Bbva Uruguay	198	238
Hua Nan Commercial Bank	195	54
Bank For Foreign Trade Of Vietnam	181	-
Intesa Sanpaolo	124	338
Agricultural Bank Of China	114	104
Fortis Bank	110	82
Banco Santander Central Hispano	104	170
China Construction Bank	101	119
Credit Agricole Italia	90	67
Bbva Bancomer	86	268
Subtotal	3,238,796	1,814,777

	As of December 31,
	2022	2021
	MCh$	MCh$
Loans from foreign financial institutions, continued
Caixabank	80	51
Taiwan Cooperative Bank	73	92
Banco Itau Bba S.A.	71	-
Turkiye Garanti Bankasi	70	19
Banco Do Brasil	67	467
Shinhan Bank	58	1,321
Banco Bilbao Vizcaya Argentaria	56	125
Abn Amro Bank N.V.	36	-
Kotak Mahindra Bank Limited	32	-
Banco De Galicia Y Buenos Aires	19	-
Citibank NA	-	259,620
Banco Santander España	-	865,377
The Toronto Dominion Bank	-	136,904
The Bank Of Montreal	-	48,859
Hsbc Bank Plc	-	51,895
Industrial and Commercial Bank	-	203
Deutsche Bank Ag	-	530
Mizuho Bank	-	725
Dz Bank Ag Deutsche Zentral	-	14,733
Bank of Communications	-	8,443
Banca Commerciale Italiana	-	932
Kookmin Bank	-	491
Yapi Ve Kredi Bankasi	-	417
Commerce Bank Na	-	319
Icici Bank Limited	-	305
The Hongkong and Shanghai Bank	-	202
Bank of India	-	181
Banco De La Nacion Argentina	-	159
Bank of East Asia	-	143
Turkiye Cumhuriyeti Ziraat Ban	-	141
Turkiye Is Bankasi	-	122
Canara Bank	-	72
Indian Overseas Bank	-	67
Banco De Credito Del Peru	-	58
Citic Industrial Bank	-	57
Banque Nationale De Paris	-	2,806
Banco Comercial Portugues	-	989
Ningbo Commercial Bank	-	556
Hsbc Bank USA	-	517
Banco De Bogota	-	345
Bank of Baroda	-	213
Credit Agricole Reims	-	171
First Union National Bank	-	132
Finans Bank	-	109
Nanjing City Commercial Bank	-	89
Banco Itau Brasil	-	84
Rabobank Nederland	-	57
Iccrea Banca	-	28
Bancolombia	-	9
Banco Credicoop Cooperativo	-	6
Subtotal	562	1,399,141
Total	8,864,765	8,826,583

i.	Loans from the Chilean Central Bank

In response to the COVID-19 pandemic, the Chilean Central Bank awarded two credit lines for banks to reinforce their liquidity: The first line of credit was the Credit Facility Conditioned to Increase of Loans (FCIC), whose objective was for banks to continue financing households and companies’ loans. The FCIC1 amounted to US$24 billion for the whole banking system and has maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. The FCIC2 amounted to US$16 billion and was available only for banks which previously disbursed FCIC1. The FCIC3 was announced in January 2021 and amounted to US$10 billion. The second credit line was the Liquidity Credit line (LCL) and was an unsecured loan facility and had maturities of up to 2 years. In addition, the LCL was limited to the aggregate amount of the liquidity reserve requirements of each bank.

The loans balances from the Chilean Central Bank by maturity are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$

Due within 1 year	-	-
Due within 1 and 2 year	5,584,084	-
Due within 2 and 3 year	-	5,611,439
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from Chilean Central Bank	5,584,084	5,611,439

ii.	Loans from Chilean financial institutions

These obligations’ maturities are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$

Due within 1 year	41,318	1,226
Due within 1 and 2 year	-	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from Chilean financial institutions	41,318	1,226

iii.	Foreign obligations

	As of December 31,
	2022	2021
	MCh$	MCh$

Due within 1 year	3,239,363	3,213,918
Due within 1 and 2 year	-	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
	-	-
Total loans from foreign financial institutions	3,239,363	3,213,918

c.	Issued debt instruments

Debts classified as current are either demand obligations or will mature in one year or less. All other debts are classified as non-current, The Bank’s debts, both current and non-current, are summarised below:

	As of December 31, 2022
	Current	Non-current	Total
	MCh$	MCh$	MCh$
Mortgage finance bonds	2,592	1,206	3,798
Senior bonds	482,696	6,597,776	7,080,472
Mortgage bond	7,108	74,515	81,623
Issued debt instruments	492,396	6,673,497	7,165,893

Other financial liabilities	292,756	239	292,995

Total	785,152	6,673,736	7,458,888

	As of December 31, 2021
	Current	Non-current	Total
	MCh$	MCh$	MCh$
Mortgage finance bonds	3,946	3,533	7,479
Senior bonds	1,158,301	5,688,533	6,846,834
Mortgage bond	6,041	75,069	81,110
Issued debt instruments	1,168,288	5,767,135	6,935,423

Other financial liabilities	182,646	261	182,907

Total	1,350,934	5,767,396	7,118,330

i.	Mortgage finance bonds

These bonds are used to finance mortgage loans. Their principal amounts are amortised on a quarterly basis. The range of maturities of these bonds is between five and twenty years, Loans are indexed to UF and create a yearly interest yield of 5.20% as of December 31, 2022 (5.21% as of December 31, 2021).

	As of December 31,
	2022	2021
	MCh$	MCh$
Due within 1 year	2,592	3,946
Due after 1 year but within 2 years	1,039	2,395
Due after 2 year but within 3 years	167	980
Due after 3 year but within 4 years	-	158
Due after 4 year but within 5 years	-	-
Due after 5 years	-	-
Total mortgage bonds	3,798	7,479

ii.	Senior bonds

The following table shows senior bonds by currency:

	As of December 31,
	2022	2021
	MCh$	MCh$
Santander bonds in UF	3,510,708	3,144,544
Santander bonds in USD	2,215,515	1,976,909
Santander bonds in CHF	644,780	850,924
Santander bonds in Ch$	223,467	311,060
Santander bonds in AUD	122,611	143,030
Current bonds in JPY	203,512	234,667
Santander bonds in EUR	159,879	185,700
Total senior bonds	7,080,472	6,846,834

1.	Placement of senior bonds

In 2022, the Bank issued bonds for UF 26,326,000, USD 30,000,000, CLP 347,000,000,000 and JPY 3,000,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Placement date	Series Maximum amount	Maturity date
T3	UF	5,000,000	11	1.55	06-16-22	5,000,000	01-01-30
W3	UF	2,116,000	7.5	1.60	06-30-22	2,116,000	06-01-26
W5	UF	1,210,000	9	1.80	06-30-22	1,210,000	03-01-28
U2	UF	3,000,000	11.5	2.8	07-28-22	3,000,000	06-01-32
U1	UF	3,000,000	7.5	2.5	08-09-22	3,000,000	06-01-29
T20	UF	5,000,000	11.5	2.65	10-24-22	5,000,000	02-01-34
W4	UF	8,000,000	10.5	2.65	12-09-22	8,000,000	12-01-33
W9	UF	2,000,000	9.5	2.70	07-27-22	2,000,000	06-01-31
Total		29,326,000				29,326,000
Bono USD	USD	30,000,000	3	Sofr + 95pb	04-28-22	30,000,000	04-28-25
Total		30,000,000				30,000,000
U6	CLP	64,800,000,000	5.5	2.95	06-16-22	64,800,000,000	04-01-26
U5	CLP	100,000,000,000	4.5	2.70	06-29-22	93,000,000,000	04-01-25
U6	CLP	35,200,000,000	5.5	2.95	10-21-22	35,200,000,000	04-01-26
U7	CLP	72,000,000,000	5.5	7	11-16-22	72,000,000,000	04-01-26
T17	CLP	75,000,000,000	10	7.5	11-22-22	75,000,000,000	08-01-32
Total		347,000,000,000				347,000,000,000
Bono JPY	JPY	3,000,000,000	3	0.65	09-15-2022	3,000,000,000	09-15-25
Total		3,000,000,000				3,000,000,000

In 2021, the Bank issued bonds for UF 4,000,000, USD 693,000,000, JPY 25,000,000,000 and CHF 340,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Placement date	Series Maximum amount	Maturity date
W1	UF	4,000,000	5.25	1.55	02-04-2018	6,000,000	06-01-2025
Total	UF	4,000,000				6,000,000
US Bonds	USD	50,000,000	2.8	0.71	02-25-2021	50,000,000	12-28-2023
US Bonds	USD	100,000,000	2.9	0.72	02-25-2021	100,000,000	01-26-2024
US Bonds	USD	27,000,000	7	2.0	06-09-2021	27,000,000	06-09-2028
US Bonds	USD	16,000,000	5	1.64	07-15-2021	16,000,000	07-15-2026
US Bonds	USD	500,000,000	10	3.18	10-21-2021	500,000,000	10-26-2031
Total		693,000,000				693,000,000
JPY Bonds	JPY	10,000,000,000	5	0,35	05-13-2021	10,000,000,000	05-13-2026
JPY Bonds	JPY	2,000,000,000	4	0,40	07-12-2021	2,000,000,000	07-12-2025
JPY Bonds	JPY	10,000,000,000	4	0,42	07-13-2021	10,000,000,000	07-28-2025
JPY Bonds	JPY	3,000,000,000	4.4	0.48	11-08-2021	3,000,000	05-18-2026
Total		25,000,000,000				25,000,000,000
CHF Bonds	CHF	150,000,000	6	0.33	06-22-2021	150,000,000	06-22-2027
CHF Bonds	CHF	190,000,000	5	0.30	10-12-2021	190,000,000	10-22-2026
Total		340,000,000				340,000,000

2.	Repurchase of senior bonds

During 2022, the Bank repurchased the following bonds:

Date	Type	Currency	Amount
01-07-2022	Senior	UF	1,065,000
01-10-2022	Senior	UF	150,000
02-03-2022	Senior		$4,000,000,000
02-04-2022	Senior	UF	785,000
02-04-2022	Senior	UF	1,205,000
02-17-2022	Senior	USD	4,156,000
03-08-2022	Senior	UF	7,000
03-09-2022	Senior	UF	5,000
03-10-2022	Senior	UF	5,000
03-14-2022	Senior	UF	5,000
07-28-2022	Senior	UF	70,000
07-29-2022	Senior	UF	9,000
08-05-2022	Senior	UF	31,000
09-07-2022	Senior	UF	602,000
09-08-2022	Senior	UF	100,000
09-12-2022	Senior	UF	377,000
09-27-2022	Senior	UF	93,000
09-28-2022	Senior	UF	414,000
10-11-2022	Senior	UF	50,000
10-12-2022	Senior	UF	43,000
10-13-2022	Senior	UF	1,000
10-19-2022	Senior	UF	64,000
10-20-2022	Senior	UF	181,000
10-27-2022	Senior	UF	50,000
11-02-2022	Senior	UF	1,000
11-07-2022	Senior	UF	2,000
11-08-2022	Senior	UF	687,000
11-09-2022	Senior	UF	165,000
11-15-2022	Senior	UF	1,000
11-17-2022	Senior	UF	100,000
11-21-2022	Senior	UF	3,000
11-23-2022	Senior	UF	400,000
11-28-2022	Senior	UF	415,000
12-01-2022	Senior	UF	1,052,000
12-06-2022	Senior	UF	130,000
12-13-2022	Senior	UF	348,000
12-14-2022	Senior	UF	140,000
12-15-2022	Senior	UF	104,000
12-16-2022	Senior	UF	291,000
12-19-2022	Senior	UF	97,000
12-26-2022	Senior	UF	4,000
12-28-2022	Senior	UF	60,000

During 2021, the Bank repurchased the following bonds:

Date	Type	Currency	Amount
02-18-2021	Senior	UF	8,000
02-18-2021	Senior	CLP	14,720,000,000
02-22-2021	Senior	CLP	500,000,000
02-22-2021	Senior	CLP	150,000,000
02-24-2021	Senior	UF	300,000
03-04-2021	Senior	UF	519,000
03-05-2021	Senior	CLP	300,000,00
03-05-2021	Senior	CLP	1,900,000,000
03-22-2021	Senior	UF	50,000
03-24-2021	Senior	UF	150,000
03-24-2021	Senior	UF	7,000
06-01-2021	Senior	UF	107,000
06-15-2021	Senior	UF	1,000
06-17-2021	Senior	CLP	970,000,000
06-23-2021	Senior	UF	105,000
06-23-2021	Senior	UF	50,000
06-24-2021	Senior	UF	21,000
06-24-2021	Senior	UF	278,000
06-24-2021	Senior	UF	20,000
06-24-2021	Senior	UF	100,000
07-06-2021	Senior	UF	1,000,000
07-07-2021	Senior	UF	340,000
07-09-2021	Senior	UF	312,000
07-20-2021	Senior	UF	194,000
07-21-2021	Senior	UF	150,000
07-21-2021	Senior	UF	100,000
07-22-2021	Senior	UF	100,000
07-22-2021	Senior	UF	25,000
07-22-2021	Senior	UF	57,000
08-09-2021	Senior	UF	4,500,000
08-10-2021	Senior	UF	710,000
08-13-2021	Senior	CLP	61,000,000,000
10-01-2021	Senior	CLP	5,950,000,000
10-05-2021	Senior	UF	704,000
10-05-2021	Senior	CLP	3,720,000,000
10-05-2021	Senior	UF	4,200,000,000
10-05-2021	Senior	UF	89,000
10-05-2021	Senior	UF	150,000
10-06-2021	Senior	UF	18,000
10-06-2021	Senior	UF	138,000
10-06-2021	Senior	UF	420,000
10-07-2021	Senior	UF	1,000,000
10-26-2021	Senior	UF	318,000
10-26-2021	Senior	UF	1,500,000
10-26-2021	Senior	UF	167,000
10-26-2021	Senior	UF	489,000
10-26-2021	Senior	UF	100,000
10-26-2021	Senior	CLP	50,600,000,000
10-27-2021	Senior	CLP	3,760,000,000
10-27-2021	Senior	UF	1,874,000
10-28-2021	Senior	CLP	12,340,000,000
10-29-2021	Senior	CLP	3,500,000,000
11-15-2021	Senior	UF	205,000
11-16-2021	Senior	CLP	30,000,000,000
12-06-2021	Senior	UF	119,000
12-06-2021	Senior	UF	20,000
12-07-2021	Senior	UF	31,000
12-09-2021	Senior	UF	10,000
12-15-2021	Senior	UF	340,000

3.	The maturities of senior bonds are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Due within 1 year	482,696	1,158,301
Due after 1 year but within 2 years	1,185,935	511,144
Due after 2 year but within 3 years	1,599,241	1,285,409
Due after 3 year but within 4 years	1,282,436	1,549,769
Due after 4 year but within 5 years	408,607	616,750
Due after 5 years	2,121,557	1,725,461
Total senior bonds	7,080,472	6,846,834

iii.	Mortgage bonds

Detail of mortgage bonds per currency is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Mortgage bonds in UF	81,623	81,110
Total mortgage bonds	81,623	81,110

1.	Allocation of mortgage bonds

During 2022 and 2021, the Bank has not placed any mortgage bonds.

2.	The maturities of Mortgage bonds are as follows

	As of December 31,
	2022	2021
	MCh$	MCh$
Due within 1 year	7,108	6,041
Due after 1 year but within 2 years	11,411	9,698
Due after 2 year but within 3 years	11,779	10,011
Due after 3 year but within 4 years	12,159	10,334
Due after 4 year but within 5 years	12,551	10,667
Due after 5 years	26,615	34,359
Total Mortgage bonds	81,623	81,110

d.	Other financial liabilities

The composition of other financial obligations, by maturity, is detailed below:

	As of December 31,
	2022	2021
	MCh$	MCh$
Non-current portion
Due after 1 year but within 2 years	68	48
Due after 2 year but within 3 years	74	53
Due after 3 year but within 4 years	84	58
Due after 4 year but within 5 years	13	57
Due after 5 years	-	45
Non-current portion subtotal	239	261
Current portion
Amounts due to credit card operators	186,237	149,894
Acceptance of letters of credit	110	159
Other long-term financial obligations, short-term portion	106,409	32,593
Current portion subtotal	292,756	182,646

Total other financial liabilities	292,995	182,907